Related-party balances and transactions (Details 1)(Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 543,621	R$ 58,336
Bottom of range
Disclosure of transactions between related parties [line items]
Interest rate per year of CDI	110.00%
Top of range
Disclosure of transactions between related parties [line items]
Interest rate per year of CDI	120.00%
Immediate parent - UOL sales of service
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 16,216	15,720
Immediate parent - UOL shared service costs
Disclosure of transactions between related parties [line items]
Payables to related parties	19,093	12,539
Immediate parent - UOL deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	248,271	11,391
Affiliated companies - UOL Edtech Tecnologia - Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	229,250	0
Affiliated companies - Compasso Informatica S.A.
Disclosure of transactions between related parties [line items]
Payables to related parties	12,853	0
Affiliated companies - UOL Diveo sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	7,612	10,218
Affiliated companies - Transfolha Transpotadora e Distribuição Ltda
Disclosure of transactions between related parties [line items]
Payables to related parties	0	1,933
Affiliated Companies - Others
Disclosure of transactions between related parties [line items]
Payables to related parties	10,326	6,535
Total
Disclosure of transactions between related parties [line items]
Payables to related parties	543,621	58,336
UOL - Deposits and UOL Edtech Tecnologia - Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	477,521	11,391
UOL - Deposits and UOL Edtech Tecnologia - Deposits | Due within 61 to 180 Days
Disclosure of transactions between related parties [line items]
Payables to related parties	193,592	11,391
UOL - Deposits and UOL Edtech Tecnologia - Deposits | Due within 181 to 360 days
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 283,929	R$ 0